UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bruce & Co., Inc.
Address:  20 N. Wacker Drive
          Suite 2414
          Chicago, IL  60606

Form 13F File Number:  028-11869


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     R. Jeffrey Bruce
Title:    Vice President
Phone:    312-236-9160

Signature, Place, and Date of Signing:

     /s/ R. Jeffrey Bruce           Chicago, IL               11-14-2008
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total:  $   175,839
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7          COLUMN 8
   --------                 --------    --------   --------         --------          --------    --------          --------
                                                    VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED   NONE
--------------          --------------   -----     --------   -------   ---   ----   ----------   --------    ----    ------   ----
Abbott                   Common        002824100    4,490        81,745  SH             sole        none       81,745
Advanced Life Sciences   Common        00765H107       87       107,410  SH             sole        none      107,410
AES CORP PREFERRED C     6.75%         00808N202    2,204        58,000  SH             sole        none       58,000
Alanco Technologies      Common        011612603    1,832     1,681,706  SH             sole        none    1,681,706
AMERCO                   Common        023586100    7,725       183,950  SH             sole        none      183,950
AMERICA SERVICE          Common        02364L109    6,409       673,317  SH             sole        none      673,317
American Italian Pasta   Common        027070101    8,927       537,800  SH             sole        none      537,800
AMERIGON INC.            Common        03070L300      350        53,300  SH             sole        none       53,300
Anheuser Busch           Common        035229103      887        17,408  SH             sole        none       17,408
ANTIGENICS               Cv 5.25%      037032AC3    4,643    11,609,000  PRN            sole        none   11,609,000
ARENA RESOURCES INC      Common        040049108    9,920       255,360  SH             sole        none      255,360
Atherogenics             Cv 1.5%       047439AD6      240     2,685,000  PRN            sole        none    2,685,000
Atherogenics             Cv 4.5%       047439AE4      856     9,513,000  PRN            sole        none    9,513,000
ATP Oil & Gas            Common        00208J108    5,745       322,600  SH             sole        none      322,600
Calpine                  Common        131347304    2,338       179,849  SH             sole        none      179,849
C & D Technologies       Cv 5.25%      124661AA7    3,801     4,389,000  PRN            sole        none    4,389,000
C & D Technologies       Cv 5.25%      124661AD1    1,949     2,250,000  PRN            sole        none    2,250,000
Cell Genesys             Cv 3.125%     150921AB0    2,965     7,300,000  PRN            sole        none    7,300,000
CELL THERAPEUTICS        Cv 6.75%      150934AG2      150     1,500,000  PRN            sole        none    1,500,000
CELL THERAPEUTICS IN     Cv 4%         150934AF4      577     5,770,000  PRN            sole        none    5,770,000
CELL THERAPEUTICS IN     Cv 5.75%/11   150934AL1      725     7,250,000  PRN            sole        none    7,250,000
CELL THERAPEUTICS IN     Cv 7.5%       150934AK3      150     1,500,000  PRN            sole        none    1,500,000
CHARTER COMM LLC/CAP     10% Corp      16117PBB5      600     1,500,000  PRN            sole        none    1,500,000
CHARTER COMM LLC/CAP     9.92% Corp    16117PAF7    1,300     3,065,000  PRN            sole        none    3,065,000
CIPHERGEN                Cv 4.50%      17252YAB0       50       135,000  PRN            sole        none      135,000
CIPHERGEN                Cv 7.0%       17252YAC8    1,440     2,400,000  PRN            sole        none    2,400,000
CV THERAPEUTICS INC      Cv 2.75%      126667AF1    4,880     6,100,000  PRN            sole        none    6,100,000
DeCode Genetics          Cv 3.5%       243586AB0    2,250    11,250,000  PRN            sole        none   11,250,000
Double Eagle             Common        258570209    2,438       174,919  SH             sole        none      174,919
DURECT CORP              Common        266605104    6,755     1,206,378  SH             sole        none    1,206,378
EDAP                     Common        268311107    1,394       714,929  SH             sole        none      714,929
EDGE PETE CORP DEL       Pfd 5.5%      279862205    3,269       181,634  SH             sole        none      181,634
El Paso                  7.75% Corp    28368EAE6      800     1,000,000  PRN            sole        none    1,000,000
ELAN CORP PLC            Common        284131208    2,441       228,790  SH             sole        none      228,790
Endeavor International   Cv 6.0%       29257MAB6    7,503     9,150,000  PRN            sole        none    9,150,000
EPIX PHARMACEUTICALS     Cv 3.00%      26881QAB7    2,250     3,750,000  PRN            sole        none    3,750,000
Exxon                    Common        30231G102      425         5,184  SH             sole        none        5,184
FPL Group                Common        302571104      880        12,800  SH             sole        none       12,800
GAINSCO INC              Common        363127200    3,126     1,078,027  SH             sole        none    1,078,027
HEALTH GRADES INC        Common        42218Q102      661       232,800  SH             sole        none      232,800
Hercules Offshore        Common        427093109    1,516       100,000  SH             sole        none      100,000
Hospira                  Common        441060100      400        10,000  SH             sole        none       10,000
Human Genome             Cv 2.25%      444903AK4    2,130     3,000,000  PRN            sole        none    3,000,000
IBASIS INC               Common        450732102    2,933       840,558  SH             sole        none      840,558
Incyte                   Cv 3.5%       45337CAE2    1,900     2,150,000  PRN            sole        none    2,150,000
INDEVUS PHARMACEUTIC     Cv 6.25%      454072AB5    2,200     2,000,000  PRN            sole        none    2,000,000
INTERNET CAPITAL         Common        46059C205    2,159       266,300  SH             sole        none      266,300
ISIS PHARMACEUTICALS     Cv 2.625%     464337AD6    3,750     3,000,000  PRN            sole        none    3,000,000
ISIS PHARMACEUTICALS     Cv 2.625%     464337AD6    2,437     1,950,000  PRN            sole        none    1,950,000
Kinross                  Common        496902404    5,558       344,848  SH             sole        none      344,848
Kellogg                  Common        487836108      432         8,820  SH             sole        none        8,820
Land O Lakes             7.45% Corp.   514665AA6      800     1,000,000  PRN            sole        none    1,000,000
MERCK & CO INC           Common        589331107    2,114        67,000  SH             sole        none       67,000
Midway Games             Cv 6%         598148AB0    2,234     2,700,000  PRN            sole        none    2,700,000
NEXMED INC               Common        652903105      465     3,876,748  SH             sole        none    3,876,748
NGC Energy               7.625% Corp   629121AC8      800     1,000,000  PRN            sole        none    1,000,000
Noble Intl.              Common        655053106      800       133,791  SH             sole        none      133,791
Omega Protein            Common        68210P107    2,971       252,685  SH             sole        none      252,685
Oscient Pharm Corp       Cv 3.5%       68812RAB1    2,679    14,102,000  PRN            sole        none   14,102,000
PFIZER INC               Common        717081103    2,954       160,200  SH             sole        none      160,200
RLI CORP                 Common        749607107    5,093        82,150  SH             sole        none       82,150
SPACEHAB INC             Common        846243400      493     1,370,073  SH             sole        none    1,370,073
TERREMARK WORLDWIDE      Cv 9%         881448AC8    8,300     8,270,000  PRN            sole        none    8,270,000
The Exploration Co.      Common        302133202    2,006       199,864  SH             sole        none      199,864
Vertex                   Cv 3.5%       92532FAD2      190       200,000  PRN            sole        none      200,000
Vion Pharmacueticals     Cv 7.75%      927624AA4    4,606    12,450,000  PRN            sole        none   12,450,000
Vion Pharmacueticals     Common        927624502       47       132,580  SH             sole        none      132,580
Viropharma               Cv 2%         928241AH1    3,280     4,000,000  PRN            sole        none    4,000,000
WPS Resources            Common        92931B106      650        11,588  SH             sole        none       11,588
XEL Energy               Common        98389B100      510        24,311  SH             sole        none       24,311